INCOME TAX - Reconciliation of statutory tax rate and effective tax rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the differences between actual income tax expense and the PRC statutory tax rate
PRC enterprise income tax rate	25.00%	25.00%	25.00%
Non-PRC resident enterprises not subject to income tax	(0.90%)	(0.20%)	(0.90%)
Tax differential for entities in non-PRC jurisdiction	(1.10%)	(0.30%)	(0.70%)
Preferential tax rate	0.80%	0.20%	0.80%
Tax effect of current year permanent differences	(0.80%)	(0.10%)	(2.40%)
Expiration of unused net operating losses	(7.20%)	(1.20%)	(1.90%)
Non-taxable income and non-deductible expenses	(29.10%)	(5.30%)	(17.20%)
Gain from purchase price adjustment	0.00%	0.00%	6.20%
Change in valuation allowance	(12.50%)	(18.90%)	(39.10%)
Return to provision adjustment	0.40%	1.20%	(3.10%)
Effective tax rate (as a percent)	(25.40%)	0.40%	(33.30%)